Description of Business (Information) (Detail)	12 Months Ended
	Dec. 31, 2024 plant	Dec. 31, 2023
Sinofert [Member]
Disclosure of description of business [Line Items]
Proportion Of Ownership Interest In Investment	19.00%	22.00%
Potash [Member] | Province of Saskatchewan [Member]
Disclosure of description of business [Line Items]
Number of operations	6
Nitrogen [Member] | Trinidad [Member]
Disclosure of description of business [Line Items]
Number of plants	1
Nitrogen [Member] | North America [Member] | Production facilities [Member]
Disclosure of description of business [Line Items]
Number of plants	12
Phosphate [Member]
Disclosure of description of business [Line Items]
Number of mines and processing plants	2
Phosphate [Member] | Ohio [Member]
Disclosure of description of business [Line Items]
Number of plants	1
Phosphate [Member] | Missouri [Member]
Disclosure of description of business [Line Items]
Number of mines and processing plants	1
Phosphate [Member] | North Carolina [Member]
Disclosure of description of business [Line Items]
Number of mines and processing plants	1